Reportable segments	9 Months Ended
Sep. 30, 2024
Reportable segments
Reportable segments

Note 13 Reportable Segments

The Company currently has one primary reportable geographic segment: the United States. As of June 2024, due to the Business Combination (see further Note 3 Business Combination), the Company has two reportable operating segments: Technology and Telehealth. Operating segments are defined as components of an enterprise where separate financial information is evaluated regularly by a chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. As of September 30, 2024, the Company’s CODM was shared between the Co-CEOs, Milton Chen and Imo Aisiku. The CODM reviews discrete financial information, including revenue and profit margins, from our reportable segments to assess performance and allocate resources. We have also included a non-operating corporate segment. The Company has no inter-segment revenues.

Summary information regarding the Company’s operating segments is as follows for the nine months ended September 30, 2024 and 2023:

	2024	2023
Revenues
Technology	$5,385,359	$4,337,962
Telehealth	1,176,638	—

Total revenues	$6,561,998	$4,337,962

	2024	2023
Loss from operations
Technology	$23,942	$(1,522,628)
Telehealth	(55,972,646)	—
Non-operating corporate	(2,262,256)	—
Total loss from operations	$(58,210,961)	$(1,522,628)

A reconciliation of the Company’s consolidated segment operating income to consolidated earnings before income taxes for the nine months ended September 30, 2024 and 2023 is as follows:

	2024	2023
Operating loss	$(58,210,961)	$(1,522,628)
Interest expense	(591,087)	(163,574)
Other income	—	19,619
Change in fair value of financial instruments	6,285,706	92,448
Initial in fair value on financial instruments	(1,618,234)	—
Loss on extinguishment	(740,979)	—
Total other income (expense)	3,335,406	(51,507)
Loss before benefit from income taxes	(54,875,555)	(1,574,135)
Benefit from income taxes	2,791,238	590,954
Net loss	$(52,084,317)	$(983,181)

The summary information regarding the reportable segment total assets at September 30, 2024 and December 31, 2023 is as follows:

	2024	2023
Total assets
Technology	$1,177,814	$830,791
Telehealth	20,797,775	—
Non-operating corporate	3,054,141	—
Total	$25,029,730	$830,791

	2024	2023
Total goodwill
Technology	$—	$—
Telehealth	4,916,694	—
Non-operating corporate	—	—
Total	$4,916,694	$—

Some additional summary information regarding the reportable segment depreciation and amortization and capital expenditures for the nine months ended September 30, 2024 and 2023 is as follows:

	2024	2023
Depreciation and amortization
Technology	$2,971	$395
Telehealth	648,790	—
Total	$651,761	$395

	2024	2023
Capital expenditures
Technology	$15,357	$2,690
Telehealth	35,150	—
Total	$50,507	$2,690

	2024	2023
Interest expense
Technology	$55,678	$163,574
Telehealth	61,979	—
Non-operating corporate	473,430	—
Total	$591,087	$163,574